Basis of Presentation and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, MRI Interventions (Canada) Inc. All significant inter-company accounts and transactions have been eliminated.

Basis of Presentation and Use of Estimates

Basis of Presentation and Use of Estimates

In the opinion of management, the accompanying unaudited condensed consolidated financial statements have been prepared on a basis consistent with the Company’s December 31, 2015 audited consolidated financial statements, and include all adjustments, consisting of only normal recurring adjustments, necessary to fairly state the information set forth therein. These condensed consolidated financial statements have been prepared in accordance with United States (“U.S.”) Securities and Exchange Commission (“SEC”) rules for interim financial information, and, therefore, omit certain information and footnote disclosures necessary to present such statements in accordance with generally accepted accounting principles in the U.S. (“GAAP”). The preparation of these condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates. These condensed financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015, which was filed with the SEC on March 25, 2016. The accompanying unaudited condensed consolidated balance sheet as of December 31, 2015 has been derived from the audited consolidated financial statements at that date, but does not include all information and footnotes required by GAAP for a complete set of financial statements. The results of operations for the three and six months ended June 30, 2016 may not be indicative of the results to be expected for the entire year or any future periods.

Basis of Presentation and Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reverse Stock Split

Reverse Stock Split

As more fully discussed in Note 8, on July 21, 2016, the Company’s Board of Directors approved a 1-for-40 reverse stock split of its issued common stock, which was effectuated on July 26, 2016. All disclosure of common shares and per share data in the accompanying condensed consolidated financial statements and related notes have been adjusted retroactively to reflect the reverse stock split for all periods presented.

Derivative Liabilities

Derivative Liabilities

Derivative liabilities represent the fair value of conversion features of certain notes and of certain warrants to purchase common stock (see Note 7). These derivative liabilities are calculated utilizing the Monte Carlo simulation valuation method. Changes in the fair values of these warrants are recognized as other income or expense in the related condensed consolidated statements of operations.

Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Derivative Liability for Warrants to Purchase Common Stock

Derivative Liability for Warrants to Purchase Common Stock

Derivative liabilities for warrants to purchase common stock represent the fair value of warrants issued in connection with certain private placements of shares of the Company’s common stock (see Note 8). The fair values of these warrants are presented as liabilities based on certain net cash settlement and exercise price reset, or “down round,” provisions. These derivative liabilities are calculated utilizing the Monte Carlo simulation valuation method. Changes in the fair values of these warrants are recognized as other income or expense in the related consolidated statements of operations.

Fair Value Measurements

Fair Value Measurements

The Company measures and records certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority, referred to as Level 1, to quoted prices in active markets for identical assets and liabilities. The next priority, referred to as Level 2, is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active; that is, markets in which there are few transactions for the asset or liability. The lowest priority, referred to as Level 3, is given to unobservable inputs. The table below reflects the level of the inputs used in the Company’s fair value calculations:

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value

June 30, 2016
Derivative liabilities – warrants	$--	$--	$440,562	$440,562
Derivative liabilities – debt conversion feature	$--	$--	$644,852	$644,852
December 31, 2015
Derivative liabilities - warrants	$--	$--	$658,286	$658,286

Inputs used in the Company’s Level 3 calculation of fair value include the assumed dividend rate on our common stock, risk-free interest rates and stock price volatility, all of which are further discussed in Note 7.

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values, based on Level 3 inputs, of the Company’s outstanding notes payable, including the related accrued interest, at June 30, 2016:

	Carrying Values	Estimated Fair Values
Senior secured note payable, including accrued interest	$2,000,000	$2,000,000
2014 junior secured notes payable, including accrued interest	3,600,181	3,845,125
2010 junior secured notes payable, including accrued interest	1,167,211	1,167,211

Fair Value Measurements

The Company measures and records certain financial assets and liabilities at fair value on a recurring basis. GAAP provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority, referred to as Level 1, to quoted prices in active markets for identical assets and liabilities. The next priority, referred to as Level 2, is given to quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active; that is, markets in which there are few transactions for the asset or liability. The lowest priority, referred to as Level 3, is given to unobservable inputs. The table below reflects the level of the inputs used in the Company’s fair value calculation for instruments carried at fair value at (see Note 8):

	Quoted Prices in Active Markets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
December 31, 2015
Derivative liabilities – warrants	$–	$–	$658,286	$658,286
December 31, 2014
Derivative liabilities – warrants	$–	$–	$2,198,162	$2,198,162

Carrying amounts of the Company’s cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair values due to their short maturities.

The table below reflects the carrying values and the estimated fair values, based on Level 3 inputs, of the Company’s outstanding notes payable, including the related accrued interest, at December 31, 2015:

	Carrying Value	Estimated Fair Value
Senior secured note payable, including accrued interest	$4,902,331	$4,902,331
2014 junior secured notes payable, including accrued interest	3,543,594	3,845,125
2010 junior secured notes payable, including accrued interest	1,007,270	2,476,630

Inventory

Inventory

Inventory is carried at the lower of cost (first-in, first-out method) or net realizable value. Items in inventory relate predominantly to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Inventory

Inventory is carried at the lower of cost (first-in, first-out method) or net realizable value. Items in inventory relate predominantly to the Company’s ClearPoint system. Software license inventory that is not expected to be utilized within the next twelve months is classified as a non-current asset. The Company periodically reviews its inventory for obsolete items and provides a reserve upon identification of potential obsolete items.

Property and Equipment

Property and Equipment

Property and equipment, including certain ClearPoint systems on loan to customers for evaluation purposes, are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives, principally five to seven years. Leasehold improvements are depreciated on a straight-line basis over the lesser of their estimated useful lives or the term of the related lease.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company periodically evaluates the recoverability of its long-lived assets (finite-lived intangible assets and property and equipment). Whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable, the expected undiscounted future cash flows are compared to the net book value of the related assets. If the net book value of the related assets were to exceed the undiscounted expected future cash flows of the assets, the carrying amount would be reduced to the present value of the expected future cash flows and an impairment loss would be recognized. The Company has not recorded any impairment losses for the years ended December 31, 2015 or 2014.

Revenue Recognition

Revenue Recognition

The Company’s revenues are comprised of: (1) product revenues resulting from the sale of ClearPoint system reusable products and disposable products; and (2) other service revenues. The Company recognizes revenue when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is reasonably assured, and, for product revenues, risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement. The Company analyzes revenue recognition on a case-by-case basis. The Company determines if the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding multiple-element arrangements requires the Company to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship.

(1)	Product Revenues

Sales of ClearPoint system reusable products: The predominance of ClearPoint system reusable product sales (consisting primarily of integrated computer hardware and software) are preceded by customer evaluation periods, generally with 90-day terms. During these evaluation periods, installation of, and training of customer personnel on, the systems have been completed and the systems have been in operation. Accordingly, reusable product sales following such evaluation periods are recognized on the basis of an executed purchase agreement or purchase order that provide for risk of loss to pass to the customer. Sales of reusable products not having been preceded by an evaluation period are recognized on an individual agreement basis as described in the preceding paragraph above.

Sales of ClearPoint system disposable products: Revenues from the sale of disposable products, including ClearPoint system disposable products, are recognized at the time risk of loss passes to the customer, which is generally at the shipping point or upon delivery to the customer’s location, depending on the agreed upon terms with the customer.

(2)	Other Service Revenues

Other service revenues are comprised of installation fees, training fees, shipping fees and service fees charged in connection with ClearPoint system installations and ClearPoint system service agreements. Typically, the Company bills upfront for service agreements, which have terms ranging from one to three years. These amounts are recognized as revenue ratably over the term of the related service agreement

Revenue Recognition

The Company’s revenues are comprised of: (1) product revenues resulting from the sale of ClearPoint system reusable products and disposable products; (2) development service revenues; and (3) other service revenues. The Company recognizes revenue when persuasive evidence of an arrangement exists, the selling price or fee is fixed or determinable, collection is reasonably assured, and, for product revenues, risk of loss has transferred to the customer. For all sales, the Company requires either a purchase agreement or a purchase order as evidence of an arrangement. The Company analyzes revenue recognition on an individual agreement basis. The Company determines if the deliverables under the arrangement represent separate units of accounting as defined by GAAP. Application of GAAP regarding multiple-element arrangements requires the Company to make subjective judgments about the values of the individual elements and whether delivered elements are separable from the other aspects of the contractual relationship.

(1) Product Revenues

Sales of ClearPoint system reusable products: The predominance of ClearPoint system reusable product sales (consisting primarily of integrated computer hardware and software) are preceded by customer evaluation periods of generally 90 days. During these evaluation periods, installation of, and training of customer personnel on, the systems have been completed and the systems have been in operation. Accordingly, reusable product sales following such evaluation periods are recognized upon receipt of an executed purchase agreement or purchase order that provide for risk of loss to pass to the customer. Sales of reusable products not having been preceded by an evaluation period are recognized on an individual agreement basis as described in the preceding paragraph above.

Sales of disposable products: Revenues from the sale of disposable products, including ClearPoint system disposable products, are recognized at the time risk of loss passes to the customer, which is generally at shipping point or upon delivery to the customer’s location, depending on the agreed upon terms with the customer.

(2) Development Service Revenues

Under the terms of an agreement that call for the Company to provide development services to a third party, the Company earns revenue equal to costs incurred for outside expenses related to the development services provided, actual direct internal labor costs (including the cost of employee benefits), and an overhead markup of the direct internal labor costs incurred. Revenue is recognized in the period in which the Company incurs the related costs.

(3) Other Service Revenues

Other service revenues are comprised of installation fees, training fees, shipping fees and service fees charged in connection with ClearPoint system installations and ClearPoint system service agreements. Typically, the Company bills upfront for service agreements, which have terms ranging from one to three years. These amounts are recognized as revenues ratably over the term of the related service agreement.

Product Warranties

Product Warranties

The Company’s standard policy is to warrant ClearPoint system reusable products against defects in material or workmanship for one year following installation. The Company periodically reviews its estimate of costs to service warranty obligations based primarily on historical experience, which has been nominal. Such estimates are included in accrued liabilities in the accompanying consolidated balance sheets, and changes in such estimates are recorded as costs of product revenues in the accompanying consolidated statements of operations.

Research and Development Costs		Research and Development Costs Costs related to research, design and development of products are charged to research and development expense as incurred.
Income Taxes

Income Taxes

Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Such assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates is recognized in the period that includes the enactment date. The Company provides a valuation allowance against net deferred income tax assets unless, based upon available evidence, it is more likely than not the deferred income tax assets will be realized. The Company recognizes interest and penalties related to unrecognized tax benefits as a component of income tax expense. As of December 31, 2015 and 2014, the Company had no accrued interest or penalties related to uncertain tax positions.

Net Loss Per Share

Net Loss Per Share

The Company computes net loss per share using the weighted-average number of common shares outstanding during the period. Basic and diluted net loss per share are the same because the conversion, exercise or issuance of all potential common stock equivalents, which comprise the entire amount of the Company’s outstanding common stock options and warrants as described in Note 6, would be anti-dilutive.

Net Loss Per Share

The Company computes net loss per share using the weighted-average number of common shares outstanding during the period. Basic and diluted net loss per share are the same because the conversion, exercise or issuance of all potential common stock equivalents, which are comprised of the Company’s common stock options and warrants described in Note 8, would be anti-dilutive.

Share-Based Compensation

Share-Based Compensation

The Company accounts for compensation for all arrangements under which employees and others receive shares of stock or other equity instruments (including options and warrants) based on fair value. The fair value of each award is estimated as of the grant date and amortized as compensation expense over the requisite vesting period. The fair values of the Company’s share-based awards are estimated on the grant dates using the Black-Scholes valuation model. This valuation model requires the input of highly subjective assumptions, including the expected stock volatility, estimated award terms and risk-free interest rates for the expected terms. To estimate the expected terms, the Company utilizes the “simplified” method for “plain vanilla” options discussed in the Staff Accounting Bulletin 107 (“SAB 107”) issued by the Securities and Exchange Commission (the “SEC”). The Company believes that all factors listed within SAB 107 as pre-requisites for utilizing the simplified method apply to the Company and its share-based compensation arrangements. The Company intends to utilize the simplified method for the foreseeable future until more detailed information about exercise behavior becomes available. The Company based its estimate of expected volatility on the average of: (i) historical volatilities of publicly traded companies it deemed similar to the Company, and (ii) the Company’s historical volatility, which is limited, and will consistently apply this methodology until its own sufficient relevant historical data is exists. The Company utilizes risk-free interest rates based on zero-coupon U.S. treasury instruments, the terms of which are consistent with the expected terms of the equity awards. The Company has not paid and does not anticipate paying cash dividends on its shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Fair Value Determination of Share-Based Transactions

Fair Value Determination of Share-Based Transactions

Since May 21, 2012, the Company’s common stock has been traded in the over-the-counter market and has been quoted on the OTCQB Marketplace and the OTC Bulletin Board under the symbol “MRIC.” Since the Company’s common stock has been publicly traded, the closing stock price has been used as a key input in determining the fair value for share-based transactions. Prior to the time the Company’s stock became publicly traded, the fair value of the Company’s common stock, as well as the common stock underlying options and warrants, granted as compensation or issued in connection with the settlement of liabilities (“share-based transactions”), were estimated by management, assisted as appropriate by a third-party valuation specialist.

Determining the fair value of shares of privately held companies requires making complex and subjective judgments. Prior to the time the Company’s common stock was publicly traded, the Company used the income approach, the market approach, and the probability weighted expected return method to estimate the enterprise values for the dates on which these transactions occurred. The assumptions used in each of the different valuation methods take into account certain discounts such as selecting the appropriate discount rate and control and lack of marketability discounts. The discount rates used in these valuations ranged from 22% to 35%. The discounts for lack of marketability ranged from 15% to 35% and the discounts for lack of control ranged from 20% to 30%. If different discount rates or lack of marketability and control discounts had been used, the valuations would have been different. The enterprise value under each valuation method was allocated to preferred and common shares taking into account the enterprise value available to all stockholders and allocating that value among the various classes of stock based on the rights, privileges, and preferences of the respective classes in order to provide an estimate of the fair value of a share of the Company’s common stock. There is inherent uncertainty in these estimates.

Concentration Risks and Other Risks and Uncertainties

Concentration Risks and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company holds its cash and cash equivalents on deposit with financial institutions in the U.S. insured by the Federal Deposit Insurance Corporation. At June 30, 2016, the Company had $130,104 in bank balances that were in excess of the insured limits.

At June 30, 2016, one customer represented 13% of the Company’s accounts receivable balance. At December 31, 2015, three customers represented 14%, 14% and 12% of the Company’s accounts receivable balance. No other customer represented more than 9% of total accounts receivable at each of June 30, 2016 and December 31, 2015.

For the three months ended June 30, 2016, sales to one customer represented 12% of product revenues, and for the six months ended June 30, 2016, sales to one customer represented 11% of product revenues. For the three months ended June 30, 2015, sales to three customers represented 12%, 10% and 10% of product revenues, and for the six months ended June 30, 2015 sales to one customer represented 10% of product revenues. No other single customer represented more than 8% and 9% of product revenues for the three months ended June 30, 2016 and 2015, respectively, and no other single customer represented more than 8% and 9% for the six months ended June 30, 2016 and 2015, respectively. The Company performs credit evaluations of its customers’ financial condition, and generally does not require collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful. The allowance for doubtful accounts at June 30, 2016 and December 31, 2015 was $25,000 and $28,000, respectively.

Concentration Risks and Other Risks and Uncertainties

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company holds its cash and cash equivalents on deposit with financial institutions in the U.S. insured by the Federal Deposit Insurance Corporation. At December 31, 2015, the Company had approximately $25,000 in bank balances that were in excess of the insured limits.

At December 31, 2015, three customers represented 14%, 14% and 12% of the Company’s accounts receivable balance. At December 31, 2014, two customers represented 20% and 17% of the Company’s accounts receivable balance. No other customer represented more than 9% of total accounts receivable at each of December 31, 2015 and 2014.

For the year ended December 31, 2015, sales to one customer represented 12% of product revenues, and no other single customer accounted for more than 9% of product revenues. For the year ended December 31, 2014, sales to one customer represented 10% of product revenues, and no other single customer accounted for more than 8% of product revenues. The Company performs credit evaluations of its customers’ financial condition, and generally does not require collateral from its customers. The Company will provide an allowance for doubtful accounts when collections become doubtful. The allowance for doubtful accounts at December 31, 2015 was $28,000. There was no allowance for doubtful accounts at December 31, 2014.

The Company is subject to risks common to emerging companies in the medical device industry, including, but not limited to: new technological innovations; acceptance and competitiveness of its products; dependence on key personnel; dependence on key suppliers; changes in general economic conditions and interest rates; protection of proprietary technology; compliance with changing government regulations; uncertainty of widespread market acceptance of products; access to credit for capital purchases by customers; and product liability claims. Certain components used in manufacturing have relatively few alternative sources of supply, and establishing additional or replacement suppliers for such components cannot be accomplished quickly. The inability of any of these suppliers to fulfill the Company’s supply requirements may negatively impact future operating results.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern,” which provides guidance on determining when and how to disclose going-concern uncertainties in financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of this update on future disclosures concerning its liquidity position.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory,” which requires an entity to measure inventory at the lower of cost or net realizable value, as opposed to the current requirement to measure inventory at the lower of cost or market, where market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. ASU 2015-11 is effective for fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017. ASU 2015-11 is to be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company believes that adoption of ASU 2015-11 will not have a material effect on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-14 as an amendment to ASU 2014-09, “Revenue from Contracts with Customers,” which created a new Topic, Accounting Standards Codification (“ASC”) Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard, and ASUs 2016-10 and 2016-12 discussed below, are effective for the Company beginning in 2018. Earlier application is permitted only as of 2017.

In April 2016, the FASB issued ASU 2016-10, “Revenues from Contracts With Customers (Topic 606): Identifying Performance Obligations and Licensing,” which clarified guidance related to identifying performance obligations and licensing implementation guidance contained in ASC Topic 606 as promulgated by ASU 2015-14 discussed above.

In May 2016, the FASB issued ASU 2016-12, “Revenues from Contracts With Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients,” which address narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition. Additionally, the amendments in this ASU provide a practical expedient for contract modifications at transition and an accounting policy election related to the presentation of sales taxes and other similar taxes collected from customers.

Based on a preliminary evaluation, the Company believes that adoption of ASC Topic 606 will not have a material effect on its consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting,” which is intended to reduce the complexity in accounting for aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The Company believes that adoption of ASU 2016-09 will not have a material effect on its consolidated financial statement.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes,” which simplifies the presentation of deferred income taxes by requiring that deferred income tax liabilities and assets be classified as noncurrent in a classified balance sheet. Until implementation of this standard, deferred income tax liabilities and assets are required to be classified as current or noncurrent based on the classification of the related asset or liability for financial reporting purposes. Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference. This standard is effective for the Company beginning in 2017. Adoption will have no effect on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases,” which created a new Topic, ASC Topic 842 and established the core principle that a lessee should recognize the assets, representing rights-of-use, and liabilities to make lease payments, that arise from leases. For leases with a term of 12 months or less, a lessee is permitted to make an election under which such assets and liabilities would not be recognized, and lease expense would be recognized generally on a straight-line basis over the lease term. This standard is effective for the Company beginning in 2019, and early application is permitted. Based on a preliminary evaluation, the Company believes that adoption of ASC Topic 842 will not have a material effect on its consolidated financial statements.

Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern,” which provides guidance on determining when and how to disclose going-concern uncertainties in financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity’s ability to continue as a going concern. ASU 2014-15 applies to all entities and is effective for annual periods ending after December 15, 2016, and interim periods thereafter, with early adoption permitted. The Company is currently evaluating the impact of this update on future disclosures concerning its liquidity position.

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 requires retrospective adoption and is effective for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. While ASU 2015-03 permits early adoption, the Company has opted to implement its provisions in conformity with its effective date. Adoption will result in offsetting reductions of assets and liabilities in the amount of the unamortized balances of debt issuance costs as of each balance sheet date, and will have no effect on consolidated results of operations.

In July 2015, the FASB issued ASU 2015-11, “Simplifying the Measurement of Inventory,” which requires an entity to measure inventory at the lower of cost or net realizable value, as opposed to the current requirement to measure inventory at the lower of cost or market, where market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. ASU 2015-11 is effective for fiscal years beginning after December 15, 2016 and interim periods within fiscal years beginning after December 15, 2017. ASU 2015-11 is to be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company believes that adoption of ASU 2015-11 will not have a material effect on consolidated results of operations.

In August 2015, the FASB issued ASU 2015-14 as an amendment to ASU 2014-09, “Revenue from Contracts with Customers,” which created a new Topic, Accounting Standards Codification (“ASC”) Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This standard is effective for the Company beginning in 2018. Earlier application is permitted only as of 2017. Based on a preliminary evaluation, the Company believes that the impact on its consolidated financial statements of the adoption of ASC Topic 606 will not be material.

In November 2015, the FASB issued ASU 2015-17, “Balance Sheet Classification of Deferred Taxes,” which simplifies the presentation of deferred income taxes by requiring that deferred income tax liabilities and assets be classified as non-current in a classified balance sheet. Until implementation of this standard, deferred income tax liabilities and assets are required to be classified as current or non-current based on the classification of the related asset or liability for financial reporting purposes. Deferred tax liabilities and assets that are not related to an asset or liability for financial reporting are classified according to the expected reversal date of the temporary difference. This standard is effective for the Company beginning in 2017. Adoption will have no effect on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, “Leases,” which created a new Topic, ASC Topic 842 and established the core principle that a lessee should recognize the assets, representing rights-of-use, and liabilities to make lease payments, that arise from leases. For leases with a term of 12 months or less, a lessee is permitted to make an election under which such assets and liabilities would not be recognized, and lease expense would be recognized generally on a straight-line basis over the lease term. This standard is effective for the Company beginning in 2019, and early application is permitted. Based on a preliminary evaluation, the Company believes that the adoption of ASC Topic 842 will not have a material effect on consolidated financial position or results of operations.

Adoption of New Accounting Standard

Adoption of New Accounting Standard

In April 2015, the FASB issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs,” which requires debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 required retrospective adoption and became effective with respect to the Company’s financial statements on January 1, 2016. Prior to the effective date, such issuance costs were classified as assets and included as other assets in the Company’s balance sheet. Under the provisions of ASU 2015-03, such issuance costs are presented as a direct deduction from the carrying amount of the related debt (see Note 5) in the accompanying June 30, 2016 condensed consolidated balance sheet, and such issuance costs, amounting to $166,080, have been reclassified in the December 31, 2015 condensed consolidated balance sheet to conform to the 2016 presentation.